Basis of preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2017
Basis of preparation of the consolidated financial statements
Schedule of ownership percentages

	Percentage of capital
	2017	2016	Headquarters	Control	Activities
Campos Novos Energia S.A. - “Enercan”	20.98	20.98	Brazil	Indirect	Energy
Capim Branco Energia	12.63	12.63	Brazil	Indirect	Energy
Cia . Minera Gaico S.A.	93.40	93.40	Peru	Indirect	Holding and others
Cia. Magistral S.A.C	100.00	—	Peru	Indirect	Holding and others
Cia. Minera Dona Isabel Ltda.	100.00	100.00	Peru	Indirect	Holding and others
Cia. Minera Shalipayco S.A.C	75.00	75.00	Peru	Indirect	Holding and others
Nexa Resources Atacocha S.A.A. - “NEXA ATACOCHA” (formely Compañia Minera Atacocha S.A.A.)	66.62	66.62	Peru	Indirect	Mining
Nexa Resources Perú S.A.A. - “NEXA PERU” (formely Compañia Minera Milpo S.A.A - “Milpo”)	80.23	80.23	Peru	Indirect	Mining
Consórcio UHE Igarapava	23.93	23.93	Brazil	Indirect	Energy
InPac Holding Limited	100.00	100.00	British Virgin Islands	Indirect	Holding and others
Inversiones Garza Azul S.A.C	100.00	100.00	Peru	Indirect	Holding and others
L.D.O.S.P.E. Empreendimentos e Participações Ltda.	100.00	—	Brazil	Indirect	Energy
L.D.Q.S.P.E. Empreendimentos e Participações Ltda.	100.00	—	Brazil	Indirect	Energy
L.D.R.S.P.E. Empreendimentos e Participações Ltda.	100.00	—	Brazil	Indirect	Energy
Nexa Resources El Porvenir S.A.C. (formely Milpo Andina Peru S.A.C.)	99.99	99.99	Peru	Indirect	Mining
Nexa Resources UK Ltd. - “NEXA UK” (formely Milpo UK Limited)	100.00	100.00	United Kingdom	Indirect	Mining
Minera Bongará S.A.	61.00	61.00	Peru	Indirect	Holding and others
Minera Cerro Colorado S.A.C	99.99	99.00	Peru	Indirect	Holding and others
Minera Chambará S.A.C	15.00	15.00	Peru	Indirect	Holding and others
Minera Pampa de Cobre S.A.C	99.99	99.00	Peru	Indirect	Mining
Minera Rayrock Ltda.	—	84.08	Chile	Indirect	Holding and others
Mineração Dardanelos Ltda.	70.00	70.00	Brazil	Indirect	Holding and others
Mineração Santa Maria Ltda.	99.99	99.99	Brazil	Indirect	Holding and others
Otavi Mining Investments (Pty) Ltd.	100.00	100.00	Namibia	Indirect	Holding and others
Otjitombo Mining Proprietary Ltd.	100.00	100.00	Namibia	Indirect	Holding and others
Pollarix S.A.	33.33	33.33	Brazil	Indirect	Holding and others
Rayrock Antofagasta S.A.C	99.99	100.00	Chile	Indirect	Holding and others
SMRL CMA nº 54	100.00	100.00	Peru	Indirect	Holding and others
SMRL Ltda. Pepita 1	57.50	57.50	Peru	Indirect	Holding and others
Votorantim Andina S.A. - “VASA”	99.99	99.99	Chile	Indirect	Holding and others
Votorantim GmbH	100.00	100.00	Austria	Direct	Holding and others
Votorantim Investimentos Latino-Americanos S.A. - “VILA”	100.00	100.00	Brazil	Indirect	Holding and others
Votorantim Metais Argentina S.A.	—	90.00	Argentina	Indirect	Holding and others
Votorantim Metais Bolívia S.R.L.	—	76.61	Bolivia	Indirect	Holding and others
Nexa Resources Cajamarquilla S.A. - “NEXA CJM” (formely Votorantim Metais Cajamarquilla S.A. - “CJM”)	99.99	99.99	Peru	Direct	Smelting
Nexa Recursos Minerais S.A. - “NEXA BR” (formely Votorantim Metais Zinco S.A. - “VMZ”)	100.00	100.00	Brazil	Direct	Mining / Smelting
Votorantim Metals Cananda Inc.	100.00	100.00	Canada	Indirect	Holding and others
Votorantim Metals Namibia Ltd.	100.00	100.00	Namibia	Indirect	Holding and others
Votorantim US. Inc.	100.00	100.00	United States	Direct	Holding and others

Schedule of revision to financial statements - Income Statement

	(Original) 2016	Adjustment	(Revised) 2016

Net revenue from products sold	1,912,813	52,028	1,964,841
Cost of products sold	(1,387,073)	(52,028)	(1,439,101)

Gross profit	525,740	—	525,740

	(Original) 2015	Adjustment	(Revised) 2015

Net revenue from products sold	1,824,840	40,343	1,865,183
Cost of products sold	(1,422,947)	(40,343)	(1,463,290)

Gross profit	401,893	—	401,893

Schedule of revision to financial statements - Composition of net revenue

	(Original) 2016	Adjustment	(Revised) 2016

Gross Revenue	2,193,867	—	2,193,867
Taxes on sales and returns	(281,054)	52,028	(229,026)

Net revenue from products sold	1,912,813	52,028	1,964,841

	(Original) 2015	Adjustment	(Revised) 2015

Gross Revenue	2,072,439	—	2,072,439
Taxes on sales and returns	(247,599)	40,343	(207,256)

Net revenue from products sold	1,824,840	40,343	1,865,183

Schedule of revision to financial statements - Revenue by destination

	(Original) 2016	Adjustment	(Revised) 2016

Peru	521,856	52,028	573,884
Brazil	560,878	—	560,878
United States	156,634	—	156,634
Luxembourg	100,631	—	100,631
Korea	66,887	—	66,887
Switzerland	59,873	—	59,873
Chile	67,546	—	67,546
Singapore	42,666	—	42,666
Germany	42,560	—	42,560
Colombia	39,137	—	39,137
Japan	36,005	—	36,005
Austria	22,982	—	22,982
Turkey	19,498	—	19,498
China	12,838	—	12,838
Italy	3,608	—	3,608
Other	159,214	—	159,214

	1,912,813	52,028	1,964,841

	(Original) 2015	Adjustment	(Revised) 2015

Peru	544,107	40,343	584,450
Brazil	534,141	—	534,141
United States	99,884	—	99,884
Luxembourg	98,159	—	98,159
Korea	51,181	—	51,181
Switzerland	135,450	—	135,450
Chile	52,865	—	52,865
Singapore	72,514	—	72,514
Germany	22,348	—	22,348
Colombia	42,007	—	42,007
Japan	32,994	—	32,994
Austria	18,731	—	18,731
Turkey	23,265	—	23,265
China	639	—	639
Italy	1,399	—	1,399
Other	95,156	—	95,156

	1,824,840	40,343	1,865,183

Schedule of revision to financial statements - Revenue by currency

	(Original) 2016	Adjustment	(Revised) 2016

U.S. Dollar	1,362,964	52,028	1,414,992
Real	547,537	—	547,537
Other	2,312	—	2,312

	1,912,813	52,028	1,964,841

	(Original) 2015	Adjustment	(Revised) 2015

U.S. Dollar	1,294,535	40,343	1,334,878
Real	529,218	—	529,218.0
Other	1,087	—	1,087

	1,824,840	40,343	1,865,183

Schedule of revision to financial statements - Expenses by nature

	(Original) 2016	Adjustment	(Revised) 2016

Raw materials and consumables used	904,881	52,028	956,909
Employee benefit expenses	233,755	—	233,755
Depreciation and amortization	275,034	—	275,034
Freight costs	68,962	—	68,962
Services, miscellaneous	89,426	—	89,426
Other Expenses	32,967	—	32,967

	1,605,025	52,028	1,657,053

Reconciliation
Cost of products sold	1,387,073	52,028	1,439,101
Selling expenses	90,647	—	90,647
General and administrative expenses	127,305	—	127,305

	1,605,025	52,028	1,657,053

	(Original) 2015	Adjustment	(Revised) 2015

Raw materials and consumables used	940,190	40,343	980,533
Employee benefit expenses	202,876	—	202,876
Depreciation and amortization	295,258	—	295,258
Freight costs	73,871	—	73,871
Services, miscellaneous	77,772	—	77,772
Other Expenses	23,838	—	23,838

	1,613,805	40,343	1,654,148

Reconciliation
Cost of products sold	1,422,947	40,343	1,463,290
Selling expenses	84,559	—	84,559
General and administrative expenses	106,299	—	106,299

	1,613,805	40,343	1,654,148

Schedule of revision to financial statements - Segment information - intersegment

	Original - 2016
	Mining	Smelting	Elimination	Adjustment	Total
Revenue from products sold - third parties	417,159	1,491,988	—	3,666	1,912,813
Intersegment revenues	490,266	—	(490,266)	—	—

Total revenue	907,425	1,491,988	(490,266)	3,666	1,912,813

Cost of products sold	(513,135)	(1,260,519)	490,266	(103,685)	(1,387,073)

Gross Profit	394,290	231,469	—	(100,019)	525,740

	Revised - 2016
	Mining	Smelting	Elimination	Adjustment	Total
Revenue from products sold - third parties	469,187	1,491,988	—	3,666	1,964,841
Intersegment revenues	438,238	—	(438,238)	—	—

Total revenue	907,425	1,491,988	(438,238)	3,666	1,964,841

Cost of products sold	(513,135)	(1,260,519)	438,238	(103,685)	(1,439,101)

Gross Profit	394,290	231,469	—	(100,019)	525,740

	Original - 2015
	Mining	Smelting	Elimination	Adjustment	Total
Revenue from products sold - third parties	380,320	1,421,307	—	23,213	1,824,840
Intersegment revenues	390,384	—	(390,384)	—	—

Total revenue	770,704	1,421,307	(390,384)	23,213	1,824,840

Cost of products sold	(532,097)	(1,170,545)	390,384	(110,689)	(1,422,947)

Gross Profit	238,607	250,762	—	(87,476)	401,893

	Revised - 2015
	Mining	Smelting	Elimination	Adjustment	Total
Revenue from products sold - third parties	420,663	1,421,307	—	23,213	1,865,183
Intersegment revenues	350,041	—	(350,041)	—	—

Total revenue	770,704	1,421,307	(350,041)	23,213	1,865,183

Cost of products sold	(532,097)	(1,170,545)	350,041	(110,689)	(1,463,290)

Gross Profit	238,607	250,762	—	(87,476)	401,893

Schedule of revision to financial statements - Segment information - revenue

	Original - 2016
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	714,946	(473,006)	241,940
Peru	1,178,354	(896,940)	281,414
Holding	19,513	(17,127)	2,386

Total	1,912,813	(1,387,073)	525,740

	Revised - 2016
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	714,946	(473,006)	241,940
Peru	1,230,382	(948,967)	281,415
Holding	19,513	(17,128)	2,385

Total	1,964,841	(1,439,101)	525,740

	Original - 2015
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	665,573	(460,284)	205,289
Peru	1,159,264	(962,663)	196,601
Holding	3	—	3

Total	1,824,840	(1,422,947)	401,893

	Revised - 2015
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	665,573	(460,284)	205,289
Peru	1,199,607	(1,003,006)	196,601
Holding	3	—	3

Total	1,865,183	(1,463,290)	401,893

Schedule of revision to financial statements - Earnings per share
	(Original)		(Restated)
	2016	Adjustment	2016
Earnings per share in US Dollars	1.37	(0.22)	1.15

	(Original)		(Restated)
	2015	Adjustment	2015
Earnings per share in US Dollars	(74.60)	5.52	(69.08)